Fresh Start Reporting - Adjustments to Consolidated Balance Sheet Including Impacts of Plan of Reorganization and Adoption of Fresh Start Reporting (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016		Oct. 03, 2016	Oct. 02, 2016		Sep. 30, 2016	Dec. 31, 2015		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Successor
Current assets:
Cash and cash equivalents	$ 1,054	$ 843		$ 801	$ 801
Restricted cash	61	95		143
Trade accounts receivable - net	717	612		754
Advances to parents and affiliates of Predecessor				0
Inventories	295	285		288
Commodity and other derivative contractual assets	182	350		255
Margin deposits related to commodity contracts	3	213		42
Other current assets		75		67
Total current assets	2,440	2,473		2,350
Restricted cash	650	650		650
Advance to parent and affiliates of Predecessor				0
Investments	1,183	1,064		1,048
Property, plant and equipment - net	4,746	4,443		4,442
Goodwill	1,907	1,907	[1]	1,907	1,907
Identifiable intangible assets - net	2,849	3,205		3,408
Commodity and other derivative contractual assets	129	64		59
Deferred income taxes		1,122		1,050
Other noncurrent assets	183	239		247
Total assets	15,000	15,167		15,161
Current liabilities:
Long-term debt due currently	44	46		8
Trade accounts payable	487	479		550
Trade accounts and other payables to affiliates of Predecessor				0
Commodity and other derivative contractual liabilities	72	359		125
Margin deposits related to commodity contracts	14	41		64
Accrued income taxes	55	31		24
Accrued taxes other than income	105	128		123
Accrued interest	6	33		1
Other current liabilities	336	387		418
Total current liabilities	1,119	1,504		1,313
Long-term debt, less amounts due currently	4,540	4,577		3,627
Borrowings under debtor-in-possession credit facilities				0
Liabilities subject to compromise		0		33,757
Commodity and other derivative contractual liabilities	32	2		8
Deferred income taxes		0		0
Tax Receivable Agreement obligation	476	596		574
Asset retirement obligations	1,666	1,671		1,663
Other noncurrent liabilities and deferred credits	232	220		235
Total liabilities	8,065	8,570		7,420
Equity:
Common stock	4	4		4
Additional paid-in-capital	7,755	7,742		7,737
Accumulated other comprehensive income (loss)	6	6		0
Predecessor membership interests				0
Total equity	6,935	6,597		7,741
Total liabilities and equity	$ 15,000	$ 15,167		15,161
Current assets:
Inventories				(86)
Other current assets				3
Total current assets				(83)
Advance to parent and affiliates of Predecessor				4
Investments				9
Property, plant and equipment - net				(5,970)
Goodwill				1,755
Identifiable intangible assets - net				2,256
Commodity and other derivative contractual assets				(14)
Deferred income taxes				730
Other noncurrent assets				158
Total assets				(1,155)
Current liabilities:
Long-term debt due currently				(1)
Trade accounts payable				3
Other current liabilities				5
Total current liabilities				7
Long-term debt, less amounts due currently				151
Commodity and other derivative contractual liabilities				3
Asset retirement obligations				854
Other noncurrent liabilities and deferred credits				(900)
Total liabilities				115
Equity:
Accumulated other comprehensive income (loss)				10
Predecessor membership interests				(1,280)
Total equity				(1,270)
Total liabilities and equity				(1,155)
Predecessor
Current assets:
Cash and cash equivalents				1,829	801		$ 1,829	$ 1,400			$ 1,843	$ 746
Restricted cash				12				519
Trade accounts receivable - net				750				533
Advances to parents and affiliates of Predecessor				78				34
Inventories				374				428
Commodity and other derivative contractual assets				255				465
Margin deposits related to commodity contracts				42				6
Other current assets				47				65
Total current assets				3,387				3,450
Restricted cash				650				507
Advance to parent and affiliates of Predecessor				17				20
Investments				1,038				962
Property, plant and equipment - net				10,359				9,349
Goodwill				152	152	[1]		152	[1]		2,352
Identifiable intangible assets - net				1,148				1,179
Commodity and other derivative contractual assets				73				10
Deferred income taxes				0				0
Other noncurrent assets				51				29
Total assets				16,875				15,658
Current liabilities:
Long-term debt due currently				4				16
Trade accounts payable				402				394
Trade accounts and other payables to affiliates of Predecessor				152				120
Commodity and other derivative contractual liabilities				125				203
Margin deposits related to commodity contracts				64				152
Accrued income taxes				12				0
Accrued taxes other than income				119				98
Accrued interest				110				120
Other current liabilities				243				273
Total current liabilities				1,231				2,812
Long-term debt, less amounts due currently				0				3
Borrowings under debtor-in-possession credit facilities				3,387				1,425
Liabilities subject to compromise				33,749				33,734
Commodity and other derivative contractual liabilities				5				1
Deferred income taxes				256				213
Tax Receivable Agreement obligation				0				0
Asset retirement obligations				809	809			764
Other noncurrent liabilities and deferred credits				1,018				1,015
Total liabilities				40,455				38,542
Equity:
Common stock				0				0
Additional paid-in-capital				0				0
Accumulated other comprehensive income (loss)				(32)				0
Predecessor membership interests				(23,548)	0			(22,884)			(18,209)
Total equity				(23,580)	$ 0		$ (23,539)	(22,884)			$ (18,209)
Total liabilities and equity				16,875				$ 15,658
Current assets:
Deferred income taxes										$ 18
Reorganization Adjustments [Member]
Current assets:
Cash and cash equivalents				(1,028)
Restricted cash				131
Trade accounts receivable - net				4
Advances to parents and affiliates of Predecessor				(78)
Inventories				0
Commodity and other derivative contractual assets				0
Margin deposits related to commodity contracts				0
Other current assets				17
Total current assets				(954)
Restricted cash				0
Advance to parent and affiliates of Predecessor				(21)
Investments				1
Property, plant and equipment - net				53
Goodwill				0
Identifiable intangible assets - net				4
Commodity and other derivative contractual assets				0
Deferred income taxes				320
Other noncurrent assets				38
Total assets				(559)
Current liabilities:
Long-term debt due currently				5
Trade accounts payable				145
Trade accounts and other payables to affiliates of Predecessor				(152)
Commodity and other derivative contractual liabilities				0
Margin deposits related to commodity contracts				0
Accrued income taxes				12
Accrued taxes other than income				4
Accrued interest				(109)
Other current liabilities				170
Total current liabilities				75
Long-term debt, less amounts due currently				3,476
Borrowings under debtor-in-possession credit facilities				(3,387)
Liabilities subject to compromise				(33,749)
Commodity and other derivative contractual liabilities				0
Deferred income taxes				(256)
Tax Receivable Agreement obligation				574
Asset retirement obligations				0
Other noncurrent liabilities and deferred credits				117
Total liabilities				(33,150)
Equity:
Common stock				4
Additional paid-in-capital				7,737
Accumulated other comprehensive income (loss)				22
Predecessor membership interests				24,828
Total equity				32,591
Total liabilities and equity				$ (559)

[1]	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.